Property and equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 5 - Property and equipment, net

Property and equipment consisted of the following:

At June 30, 2025	Useful Lives	Opening balance	Additions	Accumulated Depreciation	Net
Computer equipment	3 years	$593,357	$456,865	$475,888	$574,334
Office equipment	3 years	0	3,158	3,158	0
		$593,357	$460,023	$479,046	$574,334

At December 31, 2024	Useful Lives	Opening balance	Additions	Accumulated Depreciation	Net
Computer equipment	3 years	$127,148	$758,936	$292,727	$593,357
Office equipment	3 years	0	2,878	2,878	0
		$127,148	$761,814	$295,606	$593,357

Depreciation expense for the six months ended June 30, 2025 and 2024 was $146,260 and $51,908, respectively, within the “Depreciation and amortization” caption on the statements of operations.

At June 30, 2025, the Company’s property, plant and equipment had no significant restrictions on title or pledges as security for liabilities, there are no significant commitments for future purchases, and there were no significant disposals during the six months ended June 30, 2025 and 2024.

REDCLOUD HOLDINGS PLC

NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 5 - Property and equipment, net

Property and equipment consisted of the following at:

			Accumulated
December 31, 2024	Useful Lives	Cost	Depreciation	Net
Computer equipment	3 years	$886,085	$292,728	$593,357
Office equipment	3 years	2,878	2,878	-
		$888,963	$295,606	$593,357

			Accumulated
December 31, 2023	Useful Lives	Cost	Depreciation	Net
Computer equipment	3 years	$333,533	$206,385	$127,148
Office equipment	3 years	3,753	3,753	-
		$337,286	$210,138	$127,148

Depreciation expense for the years ended December 31, 2024 and 2023 was $163,748 and $48,100 and was recorded in the “Depreciation and amortization” caption on the consolidated statements of operations.

At December 31, 2024, and 2023, the Company’s property, plant and equipment had no significant restrictions on title or pledges as security for liabilities, there are no significant commitments for future purchases, and there were no significant disposals during the years ended December 31, 2024, and 2023.